Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
GRANTS OF PLAN-BASED AWARDS IN 2025 (1)
			Estimated Future Payouts Under Non-Equity Incentive Plan (Cash)(2)			Estimated Future Awards Under Equity Incentive Plan Awards(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)
Name	Grant Date	Remuneration Committee Approval Date	Threshold (US$)	Target (US$)	Maximum (US$)	Threshold (#)	Target (#)	Maximum (#)	All Other Equity Awards: Number of Shares or Units (#) (4)	All Other Equity Awards: Number of Securities Underlying Options (#) (5)	Exercise or Base Price of Equity Awards (US$/Share)	Grant Date Fair Value of Equity Awards (US$) (6)
Andy Butcher	March 17	March 4				—	23,616	47,232			1.00	262,846
	March 17	March 4				—	35,424	70,848			1.00	443,154
	March 17	March 4							39,360		1.00	438,077
			330,300	660,600	1,321,200
Stephen Webster	March 17	March 4				—	3,744	7,488			1.00	41,671
	March 17	March 4				—	5,616	11,232			1.00	70,256
	March 17	March 4								6,240	1.00	69,451
			75,348	150,697	301,394
Howard Mead	March 17	March 4				—	1,848	3,696			1.00	20,568
	March 17	March 4				—	2,772	5,544			1.00	34,678
	March 17	March 4							3,080		1.00	34,280
			46,440	92,880	185,760
Jeffrey Moorefield	March 17	March 4				—	1,776	3,552			1.00	19,767
	March 17	March 4				—	2,664	5,328			1.00	33,327
	March 17	March 4							2,960		1.00	32,945
			44,550	89,100	178,200
Graham Wardlow	March 17	March 4				—	3,888	7,776			1.00	43,273
	March 17	March 4				—	5,832	11,664			1.00	72,958
	March 17	March 4								6,480	1.00	72,122
			62,764	125,528	251,056

____________

(1)   The Remuneration Committee’s practices for awarding Restricted Stock Units and Options, including the timing of grants and approvals thereof, are described in the section entitled “2025 Compensation Components - Equity Awards.” The Remuneration Committee’s practices for awarding annual cash incentives, including setting performance measures and targets and determining cash incentive opportunities, are described in the section entitled “2025 Compensation Components - Annual Cash Incentive.”

(2)   The amounts shown in column (d) reflect the Threshold payment for each Named Executive Officer under our non-equity incentive program. This amount is 50% of the Target amounts shown in column (e). The amounts shown in column (f) are 200% of the Target amounts shown in column (e). These amounts are based on the individual’s base salary as in effect on December 1, 2025.

(3)   The amounts shown in column (g), (h) and (i) reflect the Threshold, Target, and Maximum award levels for performance-based Restricted Stock Units and Options awarded to each Named Executive Officer in 2025. Performance-based Restricted Stock Units and Options were granted for two performance measures: adjusted diluted EPS Growth and relative TSR, as described in the section entitled “2025 Compensation Components - Equity Awards.” Of the performance-based awards communicated on March 17, 2025 (representing 60% of the total equity award at Target), 40% of this award is related to certain adjusted diluted EPS Growth targets and 60% is related to certain TSR performance targets. The amounts shown in column (g) reflect the total number of awards at the Threshold level with respect to each performance measure for each of the Named Executive Officers. These amounts are 0% of the total number of awards at the Target level shown in column (h). The amounts shown in column (i) reflect the total number of awards at the Maximum level, being 200% of the Target level. The award amounts were calculated with reference to the individual’s annual base salary at the time of the Remuneration Committee’s approval in March 2025.

(4)   The amounts shown in column (j) represent the time-based Restricted Stock Units awarded to U.S.-based Named Executive Officers in 2025, which represent 40% of the total equity award at Target. These awards vest in four equal annual installments, beginning on March 17, 2026. The awards are subject to a US$1.00 per ordinary share issue cost. Further information regarding these awards is provided in the section entitled “2025 Compensation Components - Equity Awards.”

(5)   Stephen Webster and Graham Wardlow are employed in the U.K. and received time-based Options with respect to their 40% time-based award entitlement for 2025, as shown in column (k). These awards vest in four equal annual installments, beginning on March 17, 2026. The Options have an exercise price equivalent to the nominal value of an ordinary share, or US$1.00 per ordinary share. Further information regarding these awards is provided in the section entitled “2025 Compensation Components - Equity Awards.”

(6)   The amounts shown in column (m) reflect the grant date fair value of the equity awards, calculated in accordance with ASC 718.

Andy Butcher [Member]
Awards Close in Time to MNPI Disclosures
Name	AndyButcher	[1]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 262,846	[1],[2]
Andy Butcher One [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 443,154	[1],[2]
Andy Butcher Two [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 438,077	[1],[2]
Stephen Webster [Member]
Awards Close in Time to MNPI Disclosures
Name	StephenWebster	[1]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 41,671	[1],[2]
Stephen Webster One [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 70,256	[1],[2]
Stephen Webster Two [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	6,240	[1],[3]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 69,451	[1],[2]
Howard Mead [Member]
Awards Close in Time to MNPI Disclosures
Name	HowardMead	[1]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 20,568	[1],[2]
Howard Mead One [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 34,678	[1],[2]
Howard Mead Two [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 34,280	[1],[2]
Jeffrey Moorefield [Member]
Awards Close in Time to MNPI Disclosures
Name	JeffreyMoorefield	[1]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 19,767	[1],[2]
Jeffrey Moorefield One [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 33,327	[1],[2]
Jeffrey Moorefield Two [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 32,945	[1],[2]
Graham Wardlow [Member]
Awards Close in Time to MNPI Disclosures
Name	GrahamWardlow	[1]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 43,273	[1],[2]
Graham Wardlow One [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 72,958	[1],[2]
Graham Wardlow Two [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities	6,480	[1],[3]
Exercise Price | $ / shares	$ 1	[1]
Fair Value as of Grant Date | $	$ 72,122	[1],[2]

[1]	The Remuneration Committee’s practices for awarding Restricted Stock Units and Options, including the timing of grants and approvals thereof, are described in the section entitled “2025 Compensation Components - Equity Awards.” The Remuneration Committee’s practices for awarding annual cash incentives, including setting performance measures and targets and determining cash incentive opportunities, are described in the section entitled “2025 Compensation Components - Annual Cash Incentive.”
[2]	The amounts shown in column (m) reflect the grant date fair value of the equity awards, calculated in accordance with ASC 718.
[3]	Stephen Webster and Graham Wardlow are employed in the U.K. and received time-based Options with respect to their 40% time-based award entitlement for 2025, as shown in column (k). These awards vest in four equal annual installments, beginning on March 17, 2026. The Options have an exercise price equivalent to the nominal value of an ordinary share, or US$1.00 per ordinary share. Further information regarding these awards is provided in the section entitled “2025 Compensation Components - Equity Awards.”